Note 10 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Commitments and Contingencies Disclosure [Text Block]

10. Commitments and Contingencies

(a) Time charters: As of December 31, 2025, future minimum contractual time charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancellable, time charter contracts, are as follows:

12-month period ending December 31,	Amount
2026	$67,556
2027	8,047
Total	$75,603

The above calculation includes the time charter arrangements of the Company’s vessels in operation as at December 31, 2025, but excludes the time charter arrangements for i) 24 vessels in operation for which their time charter rate is index linked and ii) one vessel in a commercial pool employment arrangement. These arrangements as of December 31, 2025, have remaining terms of up to 18 months.

(b) Charter-in commitments: The Company within its context of operations has entered into charter-in arrangements with unrelated third parties for the vessels that are currently under construction. Such lease payments of approximately $62.0 million are payable in varying amounts, from the second quarter of 2026 until the third quarter of 2033.

(c) Other: Various claims, suits, and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents or suppliers relating to the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or of any contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company is covered for liabilities associated with the vessels’ operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.